							   File Number: 33-84546
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933

                                                                   April 1, 2020


                             PIONEER VCT PORTFOLIOS


SUPPLEMENT TO THE MAY 1, 2019 CLASS I AND CLASS II SHARES PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED FROM
                                 TIME TO TIME



  FUND
  Pioneer Bond VCT Portfolio
  Pioneer Equity Income VCT Portfolio
  Pioneer Fund VCT Portfolio
  Pioneer High Yield VCT Portfolio
  Pioneer Mid Cap Value VCT Portfolio
  Pioneer Real Estate Shares VCT Portfolio
  Pioneer Select Mid Cap Growth VCT Portfolio
  Pioneer Strategic Income VCT Portfolio



PORTFOLIO SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Portfolio summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the portfolio's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

                                                                   32055-00-0420
                                (Copyright)2020 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC